Bonds Payable (Details)			12 Months Ended
	Nov. 02, 2016 USD ($) $ / shares	Nov. 02, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 02, 2016 CNY (¥) ¥ / shares
Bonds Payable
Debt instrument, face amount			$ 43,615,301				¥ 300,000,000	$ 43,615,301	¥ 300,000,000
Debt instrument, fixed interest rate (as a percent)			6.50%				6.50%	6.50%	6.50%
Unamortized debt issuance costs interest rate (as a percentage)			6.75%				6.75%	6.75%	6.75%
Interests incurred			$ 3,192,005	¥ 21,955,630	¥ 20,263,965	¥ 2,865,835
Prepaid interests	$ 432,464		26,422			134,165	¥ 181,737		¥ 781,737	¥ 3,000,000
Cost associated to the debt issuance of Bonds			1,028,663				7,075,472
Amortized deferred expenses			205,523	1,413,655	1,411,537	672,831
Outstanding deferred expenses			582,316			6,830,549	4,005,357		5,419,012
Non-current liabilities
Bonds payable-Outstanding principal non current			28,494,555			293,169,451	195,994,643		¥ 294,580,988
Current liabilities
Bonds payable-Outstanding principal current			14,538,436				¥ 100,000,000
Interest expense
Bonds Payable
Amortized deferred expenses			$ 205,523	¥ 1,413,655	¥ 1,411,537	¥ 244,923
Shandong Borun
Bonds Payable
Debt instrument, face amount	$ 43,615,301									¥ 300,000,000
Face value of Bonds issued (in CNY or USD per share) | (per share)	$ (14)									¥ 100
Debt instrument, fixed interest rate (as a percent)	6.50%									6.50%
Debt instrument, maturity date	Nov. 02, 2021	Nov. 02, 2021
Amount to be repaid at the end of each of the third, fourth and fifth year life of the Bonds	$ 14,538,434	¥ 100,000,000